Label	Element	Value
Risk Return [Abstract]	rr_RiskReturnAbstract
Document Type	dei_DocumentType	Other
Document Period End Date	dei_DocumentPeriodEndDate	Jul. 31, 2011
Registrant Name	dei_EntityRegistrantName	TOUCHSTONE STRATEGIC TRUST
Central Index Key	dei_EntityCentralIndexKey	0000711080
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Sep. 10, 2012
Document Effective Date	dei_DocumentEffectiveDate	Sep. 10, 2012
Touchstone Micro Cap Value Fund (Prospectus Summary) | Touchstone Micro Cap Value Fund | Class A
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MXCAX
Touchstone Micro Cap Value Fund (Prospectus Summary) | Touchstone Micro Cap Value Fund | Class C
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MXCSX
Touchstone Micro Cap Value Fund (Prospectus Summary) | Touchstone Micro Cap Value Fund | Class Y
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MXAIX
Touchstone Micro Cap Value Fund (Prospectus Summary) | Touchstone Micro Cap Value Fund | Institutional Class
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MXCIX
Touchstone Small Company Value Fund (Prospectus Summary) | Touchstone Small Company Value Fund | Class A
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	FTVAX
Touchstone Small Company Value Fund (Prospectus Summary) | Touchstone Small Company Value Fund | Class C
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	FTVCX
Touchstone Small Company Value Fund (Prospectus Summary) | Touchstone Small Company Value Fund | Class Y
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	FTVIX
Touchstone Small Company Value Fund (Prospectus Summary) | Touchstone Small Company Value Fund | Institutional Class
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	FTVLX
Touchstone International Value Fund (Prospectus Summary) | Touchstone International Value Fund | Class A
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	FSIEX
Touchstone International Value Fund (Prospectus Summary) | Touchstone International Value Fund | Class C
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	FTECX
Touchstone International Value Fund (Prospectus Summary) | Touchstone International Value Fund | Class Y
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	FIEIX
Touchstone International Value Fund (Prospectus Summary) | Touchstone International Value Fund | Institutional Class
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	FIVIX
Touchstone Strategic Income Fund (Prospectus Summary) | Touchstone Strategic Income Fund | Class A
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	FFSAX
Touchstone Strategic Income Fund (Prospectus Summary) | Touchstone Strategic Income Fund | Class C
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	FRACX
Touchstone Strategic Income Fund (Prospectus Summary) | Touchstone Strategic Income Fund | Class Y
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MXIIX
Touchstone Strategic Income Fund (Prospectus Summary) | Touchstone Strategic Income Fund | Institutional Class
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	TFSLX